Allowance For Credit Losses - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease to retained earnings		$ (335.0)		$ (279.4)		$ (192.5)		$ (207.0)
Allowance for credit losses		1.6	$ 1.7	0.0
Decrease in allowance for credit losses		0.1
Reinsurance recoverables		$ 3,227.5		3,260.1
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | Standard & Poor's, A- Rating
Financing Receivable, Allowance for Credit Loss [Line Items]
Percent of total		86.00%
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | Standards & Poor's, BBB or BB Rated
Financing Receivable, Allowance for Credit Loss [Line Items]
Percent of total		14.00%
Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease to retained earnings		$ (76.1)		(67.2)		$ (49.3)		$ (17.9)
Impact of adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease to retained earnings	[1]			1.3
Impact of adoption | Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease to retained earnings			$ 1.3	$ 1.3	[1]		$ (8.1)

[1]	Amount relates to the adoption of a new accounting standard for accounting for expected credit losses for assets held at amortized cost, which established allowances for such expected credit losses as of January 1, 2020. See Note 2 for additional information.